Impact of change in accounting policies Statement of operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Revenues [Abstract]
Revenue	$ 620,125	$ 578,066
Reimbursable expenses	0	(146,112)
Revenue, Net	620,125	431,954
Costs and expenses [Abstract]
Direct costs
Direct Costs, Reimbursable Expenses	158,753	0
Direct Costs, Other	271,839	250,459
Selling, general and administrative expense	80,915	81,389
Depreciation and amortization	16,898	14,448
Total costs and expenses	528,405	346,296
Income from operations	91,720	85,658
Interest income	823	555
Interest expense	(3,795)	(3,179)
Income before provision for income taxes	88,748	83,034
Provision for income taxes	(10,650)	(11,625)
Net income	78,098	$ 71,409
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Costs and expenses [Abstract]
Net income	937
Difference between Revenue Guidance in Effect before and after Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenues [Abstract]
Revenue	1,231
Reimbursable expenses	(158,753)
Revenue, Net	(157,522)
Costs and expenses [Abstract]
Direct costs
Direct Costs, Reimbursable Expenses	(158,753)
Direct Costs, Other	0
Selling, general and administrative expense	160
Depreciation and amortization	0
Total costs and expenses	(158,593)
Income from operations	1,071
Interest income	0
Interest expense	0
Income before provision for income taxes	1,071
Provision for income taxes	(134)
Net income	937
Calculated under Revenue Guidance in Effect before Topic 606 [Member] | Accounting Standards Update 2014-09 [Member]
Revenues [Abstract]
Revenue	621,356
Reimbursable expenses	(158,753)
Revenue, Net	462,603
Costs and expenses [Abstract]
Direct costs
Direct Costs, Reimbursable Expenses	0
Direct Costs, Other	271,839
Selling, general and administrative expense	81,075
Depreciation and amortization	16,898
Total costs and expenses	369,812
Income from operations	92,791
Interest income	823
Interest expense	(3,795)
Income before provision for income taxes	89,819
Provision for income taxes	(10,784)
Net income	$ 79,035